Offerings - Offering: 1	Dec. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	88,126
Proposed Maximum Offering Price per Unit	29.28
Maximum Aggregate Offering Price	$ 2,580,329.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 356.34
Offering Note	This Registration Statement on Form S-8 covers (i) 88,126 shares of common stock, par value $0.0001 per share, of the Registrant (the "Common Stock") authorized to be issued under the Foresight Diagnostics Inc. 2020 Equity Incentive Plan pursuant to outstanding stock options to purchase shares of Foresight common stock that were assumed by the Registrant and converted into stock options to purchase shares of Common Stock in connection with the Merger and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), such indeterminate number of additional shares of Common Stock as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Plan. The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(h) of the Securities Act based on the weighted average exercise price of the assumed options.